Net Earnings Per Common Share - Narrative (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Potentially anti-dilutive securities (in shares)	2,039	3,496	44,117